Securities Available for Sale - Schedule of Available-for-sale Securities Reconciliation (Details) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortized Cost		$ 287,293	$ 298,882
Gross Unrealized Gains		91	3
Gross Unrealized Losses		(247)	(1,674)
Securities available for sale	$ 246,940	287,137	297,211
Amortized Cost	246,860	287,293
Gross Unrealized Gains	195	91
Gross Unrealized Losses	(115)	(247)
Securities available for sale	246,940	287,137
Corporate Debt Securities [Member]
Amortized Cost	167,115	181,359	217,243
Gross Unrealized Gains	173	63	2
Gross Unrealized Losses	(101)	(199)	(1,494)
Securities available for sale	167,187	181,223	215,751
Corporate Debt Securities [Member]
Amortized Cost		181,359
Gross Unrealized Gains		63
Gross Unrealized Losses		(199)
Securities available for sale		181,223
Asset-backed Securities [Member]
Amortized Cost		25,369	54,543
Gross Unrealized Gains		4
Gross Unrealized Losses		(9)	(134)
Securities available for sale		25,364	54,409
Asset-backed Securities [Member]
Amortized Cost	20,097	27,501
Gross Unrealized Gains	1
Gross Unrealized Losses	(4)
Securities available for sale	20,094	27,501
U.S. Agency Securities [Member]
Amortized Cost	19,601	25,369
Gross Unrealized Gains	20	4
Gross Unrealized Losses		(9)
Securities available for sale	19,621	25,364
Certificates of Deposit [Member]
Amortized Cost		27,501
Gross Unrealized Gains
Gross Unrealized Losses
Securities available for sale		27,501
Certificates of Deposit [Member]
Amortized Cost	17,000	20,164
Gross Unrealized Gains
Gross Unrealized Losses
Securities available for sale	17,000	20,164
Commercial Paper [Member]
Amortized Cost		20,164
Gross Unrealized Gains
Gross Unrealized Losses
Securities available for sale		20,164
Commercial Paper [Member]
Amortized Cost	15,551	19,602
Gross Unrealized Gains		21
Gross Unrealized Losses
Securities available for sale	15,551	19,623
U.S. Treasury Securities [Member]
Amortized Cost		2,493	3,489
Gross Unrealized Gains		3
Gross Unrealized Losses			(4)
Securities available for sale		2,496	$ 3,485
U.S. Treasury Securities [Member]
Amortized Cost	2,494	2,493
Gross Unrealized Gains	1	3
Gross Unrealized Losses
Securities available for sale	2,495	2,496
Other Securities [Member]
Amortized Cost	5,002	10,805
Gross Unrealized Gains
Gross Unrealized Losses	(10)	(39)
Securities available for sale	$ 4,992	$ 10,766